                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: ___________

This Amendment (Check only one.): [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BB Biotech AG
Address: Vordergasse 3
         Schaffhausen Switzerland CH-8200

Form 13F File Number: 28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Adrian Bruengger

Title: SIGNING AUTHORITY

Phone: 41 (01) 267 67 00

Signature, Place, and Date of Signing:  /s/ Adrian Bruengger
                                       -----------------------------------------
                                       Schaffhausen, Switzerland, May 1, 2006

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  4
Form 13F Information Table Entry Total:            21
Form 13F Information Table Value Total:    $1,749,311
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Name
---   -------------------
 1    Biotech Focus N.V.
 2    Biotech Invest N.V.
 3    Biotech Target N.V.
 4    Biotech Growth N.V.

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                                  BB BIOTECH AG

                           FORM 13F INFORMATION TABLE

                                                            COLUMN 5                                         COLUMN 8
                          COLUMN 2             COLUMN 4  --------------         COLUMN 6   COLUMN 7      VOTING AUTHORITY
        COLUMN 1          TITLE OF   COLUMN 3    VALUE     SHS OR   SH/  PUT/  INVESTMENT    OTHER   -----------------------
     NAME OF ISSUER         CLASS     CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
     --------------       --------  ---------  --------  ---------  ---  ----  ----------  --------  ---------  ------  ----
Adolor Corp.                 COM    00724X102    20,547    863,300   SH          DEFINED       3       863,300   NONE   NONE
Affymetrix                   COM    00826T108    65,860  2,000,000   SH          DEFINED       1     2,000,000   NONE   NONE
Amgen Inc.                   COM    031162100    90,938  1,250,000   SH          DEFINED       1     1,250,000   NONE   NONE
Anadys Pharmaceuticals       COM    03252Q408    32,220  2,000,000   SH          DEFINED       3     2,000,000   NONE   NONE
Arena Pharmaceuticals        COM    040047102    18,110  1,000,000   SH          DEFINED       3     1,000,000   NONE   NONE
Biogen Idec Inc.             COM    09062X103   258,909  5,497,000   SH          DEFINED       1     5,497,000   NONE   NONE
Celgene Corporation          COM    151020104   265,320  6,000,000   SH          DEFINED       2     6,000,000   NONE   NONE
Cephalon                     COM    156708109    15,605    259,000   SH          DEFINED       1       259,000   NONE   NONE
Elan Corporation, plc        COM    284131208    38,988  2,700,000   SH          DEFINED       2     2,700,000   NONE   NONE
Genentech                    COM    368710406   160,121  1,894,700   SH          DEFINED       1     1,894,700   NONE   NONE
Genzyme Corporation          COM    372917104   134,440  2,000,000   SH          DEFINED       1     2,000,000   NONE   NONE
Gilead Sciences, Inc.        COM    375558103   219,395  3,526,109   SH          DEFINED       1     3,526,109   NONE   NONE
Incyte Corporation           COM    45337C102    18,060  3,000,000   SH          DEFINED       3     3,000,000   NONE   NONE
Keryx Biopharmaceuticals     COM    492515101    14,583    763,104   SH          DEFINED       3       763,104   NONE   NONE
Onyx Pharmaceuticals         COM    683399109    52,520  2,000,000   SH          DEFINED       2     2,000,000   NONE   NONE
OSI Pharmaceuticals          COM    671040103    10,850    338,011   SH          DEFINED       2       338,011   NONE   NONE
Rigel Pharmaceuticals        COM    766559603    11,490  1,000,000   SH          DEFINED       3     1,000,000   NONE   NONE
Sepracor Inc.                COM    817315104   195,240  4,000,000   SH          DEFINED       1     4,000,000   NONE   NONE
The Medicines Company        COM    584688105    62,167  3,022,197   SH          DEFINED       3     3,022,197   NONE   NONE
Vertex Pharamceuticals       COM    92532F100    54,922  1,501,000   SH          DEFINED       3     1,501,000   NONE   NONE
Zymogenetics                 COM    98985T109     9,029    417,602   SH          DEFINED       3       417,602   NONE   NONE